Directors' Emoluments and Pensions - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 GBP (£) £ / shares shares	Mar. 31, 2017 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Deferred bonuses payable to directors	£ 319,000	£ 88,000
Aggregate emoluments excluding deferred bonus	£ 2,525,000	£ 1,149,000
Number of directors with accrued retirement benefits under a money purchase scheme	0	1
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deferred bonuses payable to directors	£ 302,400	£ 36,000
Aggregate emoluments excluding deferred bonus	£ 1,538,000	£ 492,000
BT Group Share Options Plan [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of director exercise options	0	0
Nuber of options vested	£ 179,000	£ 2,646,000
BT Long Term Incentive Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of director exercise options	6	3
Number of shares entitled to receive highest paid director | shares	1,612,997
Ordinary shares nominal value | £ / shares	£ 0.05